ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of March 31, 2026 and September 30, 2025 (in thousands):

	March 31, 2026	September 30, 2025
Other accounts payable	¥31,492	¥34,634
Accrued expenses	109,397	90,126
Accrued vacation	8,970	9,785
Accrued consumption Taxes (VAT)	11,707	-
Deposits received	10,441	4,744
Others	12,102	2
Total	¥184,109	¥139,291